Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2011
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2011	acquisition	adjustments	Other	December 31,2011
Banco Popular de Puerto Rico	$245,309	$1,035	$(72)	$-	$246,272
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,387	$1,035	$(72)	$-	$648,350

2010
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2010	acquisition	adjustments	Other	December 31, 2010
Banco Popular de Puerto Rico	$157,025	$88,284	$-	$-	$245,309
Banco Popular North America	402,078	-	-	-	402,078
Corporate	45,246	-	-	(45,246)	-
Total Popular, Inc.	$604,349	$88,284	$-	$(45,246)	$647,387

Components of Other Intangible Assets Subject to Amortization
2011

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2011	impairment	2011	2011	impairment	2011
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,309	$-	$245,309	$246,272	$-	$246,272
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$811,798	$164,411	$647,387	$812,761	$164,411	$648,350

2010

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2010	impairment	2010	2010	impairment	2010
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$157,025	$-	$157,025	$245,309	$-	$245,309
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Corporate	45,429	183	45,246	-	-	-
Total Popular, Inc.	$768,943	$164,594	$604,349	$811,798	$164,411	$647,387

	2011		2010

	Gross	Accumulated	Gross	Accumulated
(In thousands)	Amount	Amortization	Amount	Amortization
Core deposits	$80,591	$38,199	$80,591	$29,817
Other customer relationships	19,953	4,643	5,092	3,430
Other intangibles	242	103	189	43
Total	$100,786	$42,945	$85,872	$33,290

Estimated Amortization of the Intangible Assets with Definite Useful Lives
(In thousands)
Year 2012	$10,049
Year 2013	9,825
Year 2014	9,182
Year 2015	7,038
Year 2016	6,753